Note 2 - Acquisitions - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

2. Acquisitions

Acquisition	Dates Acquired	Acquisition Price	Intangible Assets Acquired	Description of Assets
(in thousands)
PositiveID Animal Health Corporation	1/11/12	$1,200	$1,200	Implantable RFID medical device technologies
Bio Sensor patents from PSID	8/28/12	—	—	Assignment of bio sensor patents
Asset Purchase Agreement from SNC Holding Corp.	12/3/12	$5,820	$5,820	Radiation dose monitoring technology for healthcare industry
VeriTeQ Corporation	7/08/13	$935	$—	Cash, marketable securities and receivables, among others

PositiveID Animal Health Corporation acquired by VeriTeQ Acquisition Corporation

On January 11, 2012, VAC entered into a stock purchase agreement with PSID to acquire the outstanding stock of PSID’s wholly-owned subsidiary, PositiveID Animal Health Corporation (“PAH”). Our chairman and chief executive officer is the former chairman and chief executive officer of PSID. In addition, the current chairman and chief executive officer of PSID was a member of our board of directors until July 8, 2013.

Under the terms of the stock purchase agreement, VAC: (i) exchanged 0.8 million shares of its common stock, valued at approximately $0.3 million for the 5.0 million shares of outstanding stock of PAH; (ii) assumed the obligations under outstanding common stock options to acquire 6.9 million shares of PAH, which it converted into stock options to acquire 6.9 million shares of VAC’s common stock and on October 18, 2013, converted into approximately 1.3 million shares of VC’s common stock; (iii) issued a promissory note payable to PSID in the principal amount of $0.2 million with a stated interest rate of 5% per annum (the “PSID Note”); (iv) assumed obligations under an existing development and supply agreement ; and (v) agreed to make royalty payments to PSID as more fully discussed below. VAC recorded a discount on the PSID Note of $60 thousand using a discount rate of approximately 11.9%. The stock options assumed, which have an exercise price of $0.05 per share, after conversion into VC stock, were valued at $0.5 million based on the BSM valuation model using the following assumptions: expected term of 8.2 years, expected volatility of 126%, risk-free interest rate of 1.50%, and expected dividend yield of 0%.

In connection with the acquisition, VAC entered into a license agreement with PSID (the “Original License Agreement”) which granted it a non-exclusive, perpetual, non-transferable, license to utilize PSID’s bio sensor implantable radio frequency identification (RFID) device that is protected under United States Patent No. 7,125,382, “Embedded Bio Sensor System” (the “Patent”) for the purpose of designing and constructing, using, selling and offering to sell products or services related to its business, but excluding the GlucoChip or any product or application involving blood glucose detection or diabetes management. Pursuant to the Original License Agreement, PSID was to receive royalties in the amount of 10% on all gross revenues arising out of or relating to VAC’s sale of products, whether by license or otherwise, specifically relating to the Patent, and a royalty of 20% on gross revenues that are generated under a development and supply agreement between PSID and Medical Components, Inc. (“Medcomp”) dated April 2, 2009. The total cumulative royalty payments under the agreement with Medcomp will not exceed $0.6 million.

On June 26, 2012, the Original License Agreement was amended pursuant to which the license was converted from a non-exclusive license to an exclusive license, subject to VAC meeting certain minimum royalty requirements as follows: 2013 - $0.4 million; 2014 - $0.8 million; and 2015 and thereafter - $1.6 million.

The total purchase price of PAH was allocated as follows (in thousands):

Intangible Assets:
Technology	$1,500
Customer relationship	500
Deferred tax liability	(800)
Net	$1,200

 VAC paid for this acquisition as follows:

0.8 million shares of common stock issued and assumption of PAH options	$760
Estimated royalty obligations	300
Promissory note, net	140
$1,200

Based on our current estimates of the amount of royalty payments that we expect to pay under the MedComp agreement at the date of acquisition, we have accrued $0.3 million.

In determining the purchase price for PAH, VAC considered various factors including: (i) projected revenue streams from the assets acquired; (ii) the potential revenue stream from the existing customer relationship; and (iii) the opportunity for expanded research and development of the product offerings and the potential for new product offerings.

PAH had no business operations or process prior to the acquisition, and, accordingly, the acquisition was treated as an acquisition of assets and unaudited pro forma results of operations for the nine-months ended September 30, 2012 are not presented. The assets acquired and consideration paid are recorded at their fair value on the date of the acquisition.

See Note 10 for a discussion of a shared services agreement between VAC and PSID.

Bio Sensor Patents acquired by VeriTeQ Acquisition Corporation

On August 28, 2012, VAC entered into an Asset Purchase Agreement (the “APA”) with PSID, whereby it purchased all of the intellectual property, including patents and patents pending, related to the PSID’s embedded bio sensor portfolio of intellectual property. Under the APA, PSID is to receive royalties in the amount of ten percent (10%) on all gross revenues arising out of or relating to VAC’s sale of products, whether by license or otherwise, specifically relating to the embedded bio sensor intellectual property, to be calculated quarterly with royalty payments due within 30 days of each quarter end. Minimum royalty requirements, which were to begin in 2013 and thereafter through the remaining life of any of the patents and patents pending, were identical to the minimum royalties due under the Original License Agreement, as amended.

Simultaneously with the APA, VAC entered into a license agreement with PSID granting PSID an exclusive, perpetual, transferable, worldwide and royalty-free license to the patent and patents pending that are a component of the GlucoChip in the fields of blood glucose monitoring and diabetes management. In connection with the APA, the Original License Agreement, as amended June 26, 2012, was terminated. Also on August 28, 2012, the PSID Security Agreement was amended, pursuant to which the assets sold by PSID to VAC under the APA and the related royalty payments were added as collateral under the PSID Security Agreement.

We had no plans to develop or commercialize the Bio Sensor patents, and therefore, no value was ascribed to these patents. Further, we are not aware of a buyer or licensor for these patents.

On July 8, 2013, we entered into a letter agreement with PSID, which modified the terms of the royalty payments due to PSID under the APA, and on November 8, 2013, we amended the July 8, 2013 letter agreement, as more fully discussed in Note 10.

VeriTeQ Acquistion Corporation Asset Purchase Agreement with SNC Holding Corp.

In December 2012, VAC entered into an asset purchase agreement and a royalty agreement with SNC Holding Corp. wherein VAC acquired various technology and trademarks related to its radiation dose measurement technology. Under the terms of the agreements, VAC issued a non-interest bearing secured subordinated convertible promissory note, in the principal amount of $3.3 million and agreed to make royalty payments based on a percentage of revenue earned from the technology acquired. In addition, under the terms of sublicense agreement related to the technology, VAC made a $20 thousand sublicense payment in February 2013 and agreed to make minimum sublicense payments aggregating $0.2 million over the period from June 2014 to March 2017. The promissory note is convertible into one-third of the beneficial stock ownership of VC held by our CEO, or approximately 2.2 million shares at September 30, 2013. The promissory note was recorded at its initial estimated fair value of approximately $2.1 million and is being re-valued at each reporting period with changes in the fair value recorded as other expense/income (see Notes 5 and 6 for a further discussion of the current fair value of the promissory note). The total purchase price, including estimated royalty obligations of $3.7 million, was approximately $5.8 million. In connection with the asset purchase agreement with SNC Holding Corp., VAC entered into a security agreement whereby certain intellectual property purchased thereunder, including intellectual property related to its dosimeter products, would revert to SNC Holding Corp. in the event of: (i) a default under the promissory note; (ii) failure to pay the minimum royalty obligations; (iii) failure to perform its obligations with respect to commercializing the intellectual property acquired; or (iv) the occurrence of an unauthorized issuance as defined in the agreement. The unamortized balance of the intellectual property related to our dosimeter products that would revert to SNC Holdings Corporation was $5.5 million as of September 30, 2013.

The total purchase price of the assets acquired was allocated as follows (in thousands):

Intangible Assets:
Technology	$5,370
Trademarks	450
Total	$5,820

VAC paid for this acquisition as follows:

Estimated royalty obligations	$3,700
Note at fair value	2,100
Assumption of liabilities	20
Total	$5,820

The estimated fair value of the acquired intangible assets as presented above were determined using discounted cash flow methodology as more fully discussed in Note 3. The assets acquired and consideration paid are recorded at their fair value on the date of acquisition.

Acquisition of VeriTeQ Corporation under Share Exchange Agreement

Given VAC’s former shareholders’ ownership in VC, as a result of the Exchange Agreement, VAC was considered to be the acquirer for accounting purposes and the transaction was accounted for as a reverse acquisition of VC by VAC under the accounting rules for business combinations. Accordingly, the accompanying unaudited condensed consolidated financial statements reflect VC’s assets and liabilities at fair value to the extent they are deemed to have been acquired for accounting purposes and VC has established a new basis for its assets and liabilities based upon the fair values thereof and the value of VC’s shares outstanding on July 8, 2013, the closing date. The value of VC’s common stock was calculated based on the closing price of VC’s common stock on July 8, 2013, which was $0.90 per share on a post reverse stock split basis. The value of VC’s outstanding stock options was based on the closing price of VC’s common stock on July 8, 2013 and using the BSM valuation model using the following assumptions: expected term of 2.6 years, expected volatility of 106.6%, risk-free interest rate of 0.62%, and expected dividend yield of 0%

In addition, the Exchange Agreement created a new measurement date for the valuation of the options to acquire shares of VAC’s common stock, which were converted into options to acquire shares of VC’s common stock. The new measurement date was the closing date of the transaction which was July 8, 2013. This new measurement did not result in a non-cash compensation charge because the value of the modified options did not exceed the value of the options before the modification.

Total Purchase Price was calculated as follows (in thousands, except per share amount):

Value of VC’s common stock outstanding on July 8, 2013 (1,029 shares @ $.90 per share)	$926
Value of VC’s stock options outstanding on July 8, 2013	9
Total	$935

The total purchase price of the VC assets acquired and liabilities assumed was allocated was follows (in thousands):

Assets purchased:
Cash	$818
Marketable securities	239
Current portion of other receivable	168
Prepaid and other assets	47
Fixed assets	1
Other assets	60
Total	$1,333
Liabilities assumed:
Accounts payable	$72
Accrued expenses	326
Total	$398

Net Assets Acquired	$935

Included in the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2013 is $0.8 million of net losses for VC acquired on July 8, 2013.

The results of VC have been included in the unaudited Condensed Consolidated Statements of Operations since July 8, 2013, the date of acquisition. Unaudited pro forma results of operations for the three and nine-months ended September 30, 2013 and 2012 are included below. Such pro forma information assumes that the above acquisitions had occurred as of January 1, 2012. This summary is not necessarily indicative of what our result of operations would have been had VC been a combined entity during such periods, nor does it purport to represent results of operations for any future periods.

(In thousands, except per share amounts)	Three-Months Ended September 30, 2013	Three-Months Ended September 30, 2012	Nine-Months Ended September 30, 2013	Nine-Months Ended September 30, 2012
Net operating revenue	$—	$—	$—	$—
Net loss	$(5,526)	$(1,042)	$(8,734)	$(2,837)
Net loss per common share – basic and diluted	$(0.60)	$(0.13)	$(0.96)	$(0.38)

2. Acquisitions

Acquisition	Dates Acquired	Acquisition Price	Intangible Assets Acquired	Description of Assets
(in thousands)
PositiveID Animal Health Corporation	1/11/12	$1,200	$1,200	Implantable RFID medical device technology
Bio Sensor patents form PSID	8/28/12	$—	$—	Assignment of bio sensor patents
Asset Purchase from SNC Holding Corp.	12/3/12	$5,820	$5,820	Radiation dose monitoring technology for healthcare industry

PositiveID Animal Health Corporation

On January 11, 2012, we entered into a stock purchase agreement with PSID to acquire the outstanding stock of PSID’s wholly-owned subsidiary, PSID Animal Health Corporation (“PAH”). Our chairman and chief executive officer is the former chairman and chief executive officer of PSID. In addition, the current chairman and chief executive officer of PSID was a member of our board of directors until July 8, 2013.

Under the terms of the stock purchase agreement, we: (i) exchanged 0.8 million shares of our common stock, valued at approximately $0.3 million for the 5.0 million shares of outstanding common stock of PAH; (ii) assumed the obligations under outstanding stock options to acquire 6.9 million shares of PAH, which we converted into stock options to acquire 1.3 million shares of our common stock; (iii) issued a promissory note payable to PSID in the principal amount of $0.2 million with a stated interest rate of 5% per annum (the “PSID Note”); (iv) assumed obligations under an existing development and supply agreement; and (v) agreed to make royalty payments to PSID as more fully discussed below. We recorded a discount on the PSID Note of approximately $60 thousand using a discount rate of approximately 12% per annum to reflect our estimated cost of debt. The PSID Note is secured by substantially all of the assets of PAH, pursuant to a Security Agreement dated January 11, 2012 (the “PSID Security Agreement”). The stock options assumed, which have an exercise price of $0.05 per share, were valued at $0.5 million based on the BSM valuation model using the following assumptions: expected term of 8.2 years, expected volatility of 126%, risk-free interest rate of 1.50%, and expected dividend yield of 0%.

In connection with the acquisition, we entered into a license agreement with PSID (the “Original License Agreement”) which granted us a non-exclusive, perpetual, non-transferable, license to utilize PSID’s bio sensor implantable radio frequency identification (RFID) device that is protected under United States Patent No. 7,125,382, “Embedded Bio Sensor System” (the “Patent”) for the purpose of designing and constructing, using, selling and offering to sell products or services related to our business, but excluding the GlucoChip or any product or application involving blood glucose detection or diabetes management. Pursuant to the Original License Agreement, PSID was to receive royalties in the amount of 10% on all gross revenues arising out of or relating to our sale of products, whether by license or otherwise, specifically relating to the Patent, and a royalty of 20% on gross revenues that are generated under a development and supply agreement between PSID and Medical Components, Inc. (“Medcomp”) dated April 2, 2009. The total cumulative royalty payments under the agreement with Medcomp will not exceed $0.6 million.

On June 26, 2012, the Original License Agreement was amended pursuant to which the license was converted from a non-exclusive license to an exclusive license, subject to our meeting certain minimum royalty requirements as follows: 2013 - $0.4 million; 2014 - $0.8 million; and 2015 and thereafter - $1.6 million.

The total purchase price of PAH was allocated as follows (in thousands):

Intangibles:
Technology	$1,500
Customer relationship	500
Deferred tax liability	(800)
Net	$1,200

We paid for this acquisition as follows:

0.8 million shares issued and assumption of PAH options	$760
Estimated royalty obligations	300
Promissory note, net	140
$1,200

Based on our current estimates of the amount of minimum royalty payments that we expect to pay under the MedComp agreement at the date of acquisition, we have accrued $0.3 million at December 31, 2012.

In determining the purchase price for PAH, we considered various factors including: (i) projected revenue streams and cash flows from the assets acquired; (ii) the potential revenue stream from the existing customer relationship; and (iii) the opportunity for expanded research and development of the product offerings and the potential for new product offerings.

PAH had no business operations or process prior to the acquisition, and, accordingly, the acquisition was treated as an acquisition of assets and unaudited pro forma results of operations of PAH for the year ended December 31, 2012 and from December 14, 2011 (inception) to December 31, 2011 are not presented. The assets acquired and consideration paid are recorded at their fair values on the date of acquisition.

See Note 11 for a discussion of a shared services agreement between us and PSID.

Bio Sensor Patents

On August 28, 2012, we entered into an Asset Purchase Agreement (the “APA”) with PSID, whereby we purchased all of the intellectual property, including patents and patents pending, related to the PSID’s embedded bio sensor portfolio of intellectual property. Under the APA, PSID is to receive royalties in the amount of ten percent (10%) on all gross revenues arising out of or relating to our sale of products, whether by license or otherwise, specifically relating to the embedded bio sensor intellectual property, to be calculated quarterly with royalty payments due within 30 days of each quarter end. Minimum royalty requirements, which begin in 2013 and through the remaining life of any of the patents and patents pending, are identical to the minimum royalties due under the Original License Agreement, as amended.

Simultaneously with the APA, we entered into a license agreement with PSID granting PSID an exclusive, perpetual, transferable, worldwide and royalty-free license to the Patent and patents pending that are a component of the GlucoChip in the fields of blood glucose monitoring and diabetes management. In connection with the APA, the Original License Agreement, as amended June 26, 2012, was terminated. Also on August 28, 2012, the PSID Security Agreement was amended, pursuant to which the assets sold by PSID to us under the APA and the related royalty payments were added as collateral under the PSID Security Agreement.

We had no plans to develop or commercialize the Bio Sensor patents, and therefore, no value was ascribed to these patents. Further, we are not aware of a buyer or licensor for these patents.

On July 8, 2013, we and PSID amended the terms of the APA to eliminate the minimum royalty payments as more fully discussed in Note 13.

Asset Purchase Agreement with SNC Holding Corp.

In December 2012, we entered into an asset purchase agreement and a royalty agreement with SNC Holding Corp. wherein we acquired various technology and trademarks related to our radiation dose measurement technology. Under the terms of the agreements, we issued a non-interest bearing subordinated convertible promissory note, with an embedded convertible option, in the principal amount of $3.3 million and agreed to make royalty payments based on a percentage of revenue earned from the technology acquired. In addition, under the terms of sublicense agreement related to the technology, we agreed to make a $20 thousand sublicense payment in February 2013 and to make minimum sublicense payments aggregating $0.2 million over the period from June 2014 to March 2017. The promissory note was recorded at its fair value of approximately $2.1 million and will be revalued at each reporting period with changes in the fair value recorded as other expense/income. The total purchase price, including estimated royalty obligations of $3.7 million, was approximately $5.8 million. Under the terms of our agreement with SNC Holding Corp., certain intellectual property purchased thereunder, including intellectual property related to our dosimeter products, would revert to SNC Holding Corp. in the event of: (i) a default under the promissory note; (ii) failure to pay the minimum royalty obligations; (iii) failure to perform our obligations with respect to commercializing the intellectual property acquired; or (iv) the occurrence of an unauthorized issuance as defined in the agreement.

The total purchase price of the assets acquired was allocated as follows (in thousands):

Intangibles:
Technology	$5,370
Trademarks	450
Total	$5,820

We paid for this acquisition as follows:

Estimated royalty obligations	$3,700
Note at fair value	2,100
Assumption of liabilities	20
Total	$5,820

The estimated fair value of the acquired intangible assets as presented above were determined using discounted cash flow methodology as more fully discussed in Note 3. The assets acquired and consideration paid are recorded at their fair values on the date of acquisition.